AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 05/21/2019

FILE NOS: 811-08228

33-73248

SECURITIES AND EXCHANGE COMMISSION

--------------------------------

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[92]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X ]
Amendment No.	[93]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN

(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Office)

407-644-1986

(Registrant’s Telephone Number, including Area Code:)

ARTHUR D. ALLY, 1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE

20770 Hwy 281 N., Suite 108-619

San Antonio, TX 78258

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 29, 2019,pursuant to paragraph (a)(3)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended December 31, 2018 was filed on March 5, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Maitland and the State of Florida on May 21, 2019.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 92 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	May 21, 2019

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	May 21, 2019

/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	May 21, 2019

/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	May 21, 2019

/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	May 21, 2019

/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	May 21, 2019

/s/ Alan M. Ross* ALAN M. ROSS	Trustee	May 21, 2019

/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	May 21, 2019

/s/ Kenneth Blackwell* KENNETH BLACKWELL	Trustee	May 21, 2019

/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	May 21, 2019

/s/ John C. Mulder* JOHN C. MULDER	Trustee	May 21, 2019

/s/ Patrice Tsague* PATRICE TSAGUE	Trustee	May 21, 2019

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase